Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 302	$ 243	$ 267
Additions (reductions) for tax positions taken in prior years	3	57	(17)
Additions for tax positions taken in the current year	9	12	13
Exam resolutions	(23)	(6)	(17)
Statute expirations	(4)	(4)	(3)
Balance at end of period	$ 287	$ 302	$ 243